Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Assets
Financial assets at fair value through other comprehensive income	₩ 557,342	₩ 326,157
Other financial assets
Financial assets at fair value through profit or loss	632,324	777,685
Derivative financial assets for hedging	58,576	29,843
Investment properties	1,387,430	1,091,084	₩ 46,666	₩ 1,189,531
Other financial liabilities
Financial liabilities at fair value through profit or loss	38	7,758
Derivative financial liabilities for hedging	20,096	57,308
Level 2 [Member]
Other financial assets
Derivative financial assets for hedging	₩ 58,576	₩ 29,843
Other financial liabilities
Valuation techniques	Hull-White model, DCF Model	DCF Model
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member]
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member] | Trades and other receivables [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 1,256,266	₩ 1,097,348
Level 2, 3 [Member]
Other financial liabilities
Derivative financial liabilities for hedging	₩ 20,096	₩ 57,308
Valuation techniques	Hull-White model, DCF Model	Hull-White model, DCF Model
Level 2, 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Financial assets at fair value through profit or loss	₩ 632,092	₩ 777,564
Other financial liabilities
Valuation techniques	DCF Model, Adjusted net asset model	DCF Model, Adjusted net asset model
Level 2, 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 550,604	₩ 317,296
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 3 [Member]
Other financial assets
Investment properties	₩ 2,304,583	₩ 1,821,061
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial liabilities
Financial liabilities at fair value through profit or loss	₩ 38	₩ 7,758
Valuation techniques	DCF Model, Comparable Company Analysis	DCF Model, Comparable Company Analysis